UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2008

Check here if Amendment [  ]; Amendment Number:   ____
   This Amendment (Check only one.):   [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Elkhorn Partners Limited Partnership
Address:  2222 Skyline Drive
          Elkhorn, Nebraska 68022

Form 13F File Number:  28-12336

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of Reporting
       Manager
Phone: (402) 289-3217

Signature, Place, and Date of Signing:

     /s/ Alan S. Parsow             Elkhorn, Nebraska         November 14, 2008
----------------------------    ------------------------     -------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     64

Form 13F Information Table Value Total:  $75,168
                                       (thousands)

List of Other Included Managers:           NONE

                           FORM 13F INFORMATION TABLE

------------------------ ------------ ------------- ---------- ---------- ------ -------- ---------- ---------- --------------------
                                                    Value       Shares/   SH/     Put/    Invstmt       Other    Voting Authority
    Name of Issuer        Title of       CUSIP      (x$1000)    PRN Amt    PRN    Call     Dscretn    Managers
                            Class
------------------------ ------------ ------------- ---------- ---------- ------ -------- ---------- ---------- --------------------
                                                                                                                Sole    Shared  None
------------------------ ------------ ------------- ---------- ---------- ------ -------- ---------- ---------- ------- ------ -----
American Express Co.         COM         025816109        386     10,900     SH                SOLE              10,900
Anglo American PLC          ADRS         03485P201        217     13,000     SH                SOLE              13,000
AVI Biopharma Inc.           COM         002346104         91     75,000     SH                SOLE              75,000
Berkshire Hathaway          CL A         084670108      6,922         53     SH                SOLE                  53
Inc. Del
Berkshire Hathaway          CL B         084670207      8,131      1,850     SH                SOLE               1,850
Inc. Del
BMP Sunstone Corporation     COM         05569C105        653     94,200     SH                SOLE              94,200
Bristol Myers Squibb Co.     COM         110122108        698     33,500     SH                SOLE              33,500
Cadiz Inc.                   COM         127537207      1,478     77,500     SH                SOLE              77,500
CapLease Inc                 COM         140288101        105     13,200     SH                SOLE              13,200
Capstead Mtg Corp.        PFD B CV       14067E308        129     10,300     SH                SOLE              10,300
CBS Corp. New               CL B         124857202        529     36,300     SH                SOLE              36,300
CME Group Inc.               COM         12572Q105        604      1,625     SH                SOLE               1,625
Comarco Inc.                 COM         200080109        874    693,398     SH                SOLE             693,398
Comcast Corp. New         CL A SPL       20030N200      1,763     89,400     SH                SOLE              89,400
Delcath Sys Inc.             COM         24661P104         67     45,480     SH                SOLE              45,480
Deluxe Corp.                 COM         248019101        283     19,700     SH                SOLE              19,700
Dow Chem Co.                 COM         260543103        423     13,300     SH                SOLE              13,300
Friedman Billings Ramsey    REIT         358434108        177     88,600     SH                SOLE              88,600
Gencorp Inc                  COM         368682100        401     59,500     SH                SOLE              59,500
General Electric Co          COM         369604103        847     33,200     SH                SOLE              33,200
Google Inc.                 CL A         38259P508        230        575     SH                SOLE                 575
Grey Wolf Inc                COM         397888108         78     10,000     SH                SOLE              10,000
Healthcare Rlty TR           COM         421946104        735     25,200     SH                SOLE              25,200
Hollywood Media Corp         COM         436233100        747    331,882     SH                SOLE             331,882
Imergent Inc                 COM         45247Q100        507     45,300     SH                SOLE              45,300
Innodata Isogen Inc        COM NEW       457642205        653    251,326     SH                SOLE             251,326
International Business       COM         459200101        433      3,700     SH                SOLE               3,700
Mach
Ishares Inc               MSCI JPN       464286848        117     11,000     SH                SOLE              11,000
JetBlue Awys Corp            COM         477143101         74     15,000     SH                SOLE              15,000
KKR Finl Hldgs LLC          REIT         48248A306      1,507    237,000     SH                SOLE             237,000
K Sea Transn Partners LP    LTDP         48268Y101      2,222    110,500     SH                SOLE             110,500
Level 3 Communications Inc   COM         52729N100        284    105,000     SH                SOLE             105,000
Lowe's Cos Inc               COM         548661107        711     30,000     SH                SOLE              30,000
Martha Stewart Living       CL A         573083102      1,132    133,000     SH                SOLE             133,000
Meade Instruments Corp       COM         583062104         11     45,000     SH                SOLE              45,000
Microsoft Corp.              COM         594918104        403     15,100     SH                SOLE              15,100
Mortons Restaurant Grp Inc   COM         619430101        228     45,000     SH                SOLE              45,000
Mylan Inc                    COM         628530107        657     57,500     SH                SOLE              57,500
National Lampoon Inc         COM         636637100        174    220,072     SH                SOLE             220,072
New Frontier Media Inc       COM         644398109         40     17,000     SH                SOLE              17,000
NGas Resources Inc           COM         62912T103        689    145,100     SH                SOLE             145,100
NYSE Euronext                COM         629491101      1,379     35,200     SH                SOLE              35,200
Orbit Intl Corp            COM NEW       685559304      1,800    456,800     SH                SOLE             456,800
Osteotech Inc                COM         688582105        213     50,000     SH                SOLE              50,000
Penn Treaty Amer Corp        COM         707874400      3,408  2,302,700     SH                SOLE           2,302,700
Pfizer Inc                   COM         717081103        249     13,500     SH                SOLE              13,500
Playboy Enterprises Inc     CL A         728117201        824    196,129     SH                SOLE             196,129
Playboy Enterprises Inc     CL B         728117300        593    150,500     SH                SOLE             150,500
Pro Pharmaceuticals Inc      COM         74267T109          3     15,000     SH                SOLE              15,000
Reading International Inc   CL A         755408101        166     24,100     SH                SOLE              24,100
Rewards Network Inc          COM         761557107      7,895  1,572,723     SH                SOLE           1,572,723
SLM Corp                     COM         78442P106        383     31,000     SH                SOLE              31,000
SMF Energy Corp              COM         78453M109         30     80,000     SH                SOLE              80,000
Source Interlink Cos Inc     COM         836151209         28     26,601     SH                SOLE              26,601
Spacehab Inc                 COM         846243400          4     11,270     SH                SOLE              11,270
Stein Mart Inc               COM         858375108        156     40,000     SH                SOLE              40,000
Student Loan Corp            COM         863902102      3,069     33,000     SH                SOLE              33,000
Taylor Devices Inc           COM         877163105        227     39,141     SH                SOLE              39,141
Time Warner Inc              COM         887317105        511     39,000     SH                SOLE              39,000
USG Corp                   COM NEW       903293405      2,053     80,200     SH                SOLE              80,200
Viacom Inc New              CL B         92553P201      2,819    113,500     SH                SOLE             113,500
Wal Mart Stores Inc          COM         931142103        299      5,000     SH                SOLE               5,000
Weyerhaeuser Co              COM         962166104        576      9,500     SH                SOLE               9,500
White Mtns Ins Group         COM         G9618E107     12,073     25,700     SH                SOLE              25,700
Ltd
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